Share-based payments - Summary of Range of Exercise Prices of Outstanding Share Options (Details) - Long-term Incentive Plan - Performance Options	Dec. 31, 2024 shares € / shares	Dec. 31, 2023 shares	Dec. 31, 2022 shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of options exercisable (in shares)	341,377	4,733,048	2,220,341
April 12, 2032 | April 12, 2025
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	697,845
June 11, 2034 | June 11, 2027
Disclosure of terms and conditions of share-based payment arrangement [line items]
Exercise price (in EUR per share) | € / shares	€ 0.12
Number of options exercisable (in shares)	4,035,203